Provisions for Contingent Loans Credit Risk	12 Months Ended
Dec. 31, 2022
Provisions for Contingent Loans Credit Risk Disclosure [Abstract]
Provisions for contingent loans credit risk
23.	Provisions for contingent loans credit risk:

As of December 31, 2022 and 2021, for credit risk for contingent loans is composed as follows:

	Outstanding exposure		ECL
	2022	2021	2022	2021
	MCh$	MCh$	MCh$	MCh$
Warranty by endorsement and sureties	348,774	439,669	8,690	3,754
Confirmed foreign letters of credit	120,971	91,270	107	3
Issued foreign letters of credit	303,224	358,755	468	200
Performance guarantees	2,697,608	2,366,953	24,205	7,029
Undrawn credit lines	9,347,863	8,651,193	109,849	82,033
Other commitments	72,355	78,951	170	30
Total	12,890,795	11,986,791	143,489	93,049

a)	The changes of provisions for credit risk for contingent loans is as follows:

	Provisions for credit risk for contingent loans	Total
	MCh$	MCh$
Balances as of January 1, 2021	98,181	98,181
Provisions established	—	—
Provisions used	(5,132)	(5,132)
Provisions released	—	—
Foreign exchange adjustments	—	—
Balances as of December 31, 2021	93,049	93,049
Provisions established	50,440	50,440
Provisions used	—	—
Provisions released	—	—
Foreign exchange adjustments	—	—
Balances as of December 31, 2022	143,489	143,489

(b)	Impairment losses on contingent loan risks:

An analysis of changes in the gross carrying amount and the corresponding allowance for impairment losses in relation to each contingent loan risk is as follow:

a.	Warranty by endorsement and sureties:

The table below shows the credit quality and the maximum exposure to credit risk based on the Bank’s internal credit rating system and year-end stage classification as of December 31, 2022 and 2021.

	As of December 31, 2022							As of December 31, 2021
	Stage 1		Stage 2		Stage 3			Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
Normal	340,789	575	—	—	—	—	341,364	403,479	567	28,453	—	—	—	432,499
Substandard	—	—	7,362	—	—	—	7,362	—	—	7,170	—	—	—	7,170
Non-complying	—	—	—	—	48	—	48	—	—	—	—	—	—	—
Total	340,789	575	7,362	—	48	—	348,774	403,479	567	35,623	—	—	—	439,669

An analysis of changes in the outstanding exposures and corresponding allowance for ECL during the 2022 and 2021 periods are as follows:

	Stage 1				Stage 2				Stage 3
	Individual		Group		Individual		Group		Individual		Group		Total
	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$
Outstanding exposure as of January 1, 2022	403,479	239	567	2	35,623	3,513	—	—	—	—	—	—	439,669	3,754
Net change on exposures	(103,737)	(984)	7	4	(7,176)	148	—	—	—	—	—	—	(110,906)	(832)
Transfer to Stage 1	83,148	65	801	—	(83,148)	(65)	(801)	—	—	—	—	—	—	—
Transfer to Stage 2	(58,751)	(15)	(794)	(2)	58,751	15	794	2	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	(52)	(6)	—	—	52	6	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	507	—	2	—	—	—	(2)	—	(6)	—	—	—	501
Refinements to models used for calculation	—	2,063	—	1	—	3,872	—	—	—	—	—	—	—	5,936
Foreign exchange adjustments	16,650	(166)	(6)	—	3,364	(503)	7	—	(4)	—	—	—	20,011	(669)
Total	340,789	1,709	575	7	7,362	6,974	—	—	48	—	—	—	348,774	8,690
Outstanding exposure as of January 1, 2021	186,051	174	131	—	32,267	264	—	—	5,630	5,630	—	—	224,079	6,068
Net change on exposures	168,112	26	369	1	(6,416)	(153)	—	—	—	—	—	—	162,065	(126)
Transfer to Stage 1	3,870	8	320	—	(3,870)	(8)	(320)	—	—	—	—	—	—	—
Transfer to Stage 2	(2,300)	(2)	(313)	—	8,859	6,561	313	—	(6,559)	(6,559)	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	(2)	—	—	—	(3,367)	—	—	—	—	—	—	—	(3,369)
Refinements to models used for calculation	—	—	—	1	—	—	—	—	—	—	—	—	—	1
Foreign exchange adjustments	47,746	35	60	—	4,783	216	7	—	929	929	—	—	53,525	1,180
Total	403,479	239	567	2	35,623	3,513	—	—	—	—	—	—	439,669	3,754

b.	Confirmed foreign letters of credit:

The table below shows the credit quality and the maximum exposure to credit risk based on the Bank’s internal credit rating system and year-end stage classification as of December 31, 2022 and 2021.

	As of December 31, 2022							As of December 31, 2021
	Stage 1		Stage 2		Stage 3			Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
Normal	120,971	—	—	—	—	—	120,971	91,270	—	—	—	—	—	91,270
Substandard	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Non-complying	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total	120,971	—	—	—	—	—	120,971	91,270	—	—	—	—	—	91,270

An analysis of changes in the outstanding exposures and corresponding allowance for ECL during the 2022 and 2021 periods are as follows:

	Stage 1				Stage 2				Stage 3
	Individual		Group		Individual		Group		Individual		Group		Total
	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$
Outstanding exposure as of January 1, 2022	91,270	3	—	—	—	—	—	—	—	—	—	—	91,270	3
Net change on exposures	38,737	(89)	—	—	—	—	—	—	—	—	—	—	38,737	(89)
Transfer to Stage 1	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Refinements to models used for calculation	—	207	—	—	—	—	—	—	—	—	—	—	—	207
Foreign exchange adjustments	(9,036)	(14)	—	—	—	—	—	—	—	—	—	—	(9,036)	(14)
Total	120,971	107	—	—	—	—	—	—	—	—	—	—	120,971	107
Outstanding exposure as of January 1, 2021	58,063	10	236	—	—	—	—	—	—	—	—	—	58,299	10
Net change on exposures	18,244	(8)	(239)	—	—	—	—	—	—	—	—	—	18,005	(8)
Transfer to Stage 1	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Refinements to models used for calculation	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Foreign exchange adjustments	14,963	1	3	—	—	—	—	—	—	—	—	—	14,966	1
Total	91,270	3	—	—	—	—	—	—	—	—	—	—	91,270	3

c.	Issued foreign letters of credit:

The table below shows the credit quality and the maximum exposure to credit risk based on the Bank’s internal credit rating system and year-end stage classification as of December 31, 2022 and 2021.

	As of December 31, 2022							As of December 31, 2021
	Stage 1		Stage 2		Stage 3			Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
Normal	302,839	385	—	—	—	—	303,224	277,639	1,578	79,392	26	—	—	358,635
Substandard	—	—	—	—	—	—	—	—	—	120	—	—	—	120
Non-complying	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total	302,839	385	—	—	—	—	303,224	277,639	1,578	79,512	26	—	—	358,755

An analysis of changes in the outstanding exposures and corresponding allowance for ECL during the 2022 and 2021 periods are as follows:

	Stage 1				Stage 2				Stage 3
	Individual		Group		Individual		Group		Individual		Group		Total
	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$
Outstanding exposure as of January 1, 2022	277,639	121	1,578	4	79,512	75	26	—	—	—	—	—	358,755	200
Net change on exposures	(43,045)	461	(1,231)	(2)	(22,502)	(44)	—	—	—	—	—	—	(66,778)	415
Transfer to Stage 1	56,855	17	26	—	(56,855)	(17)	(26)	—	—	—	—	—	—	—
Transfer to Stage 2	(153)	—	—	—	153	—	—	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	62	—	—	—	—	—	—	—	—	—	—	—	62
Refinements to models used for calculation	—	(186)	—	2	—	(13)	—	—	—	—	—	—	—	(197)
Foreign exchange adjustments	11,543	(12)	12	—	(308)	—	—	—	—	—	—	—	11,247	(12)
Total	302,839	463	385	4	—	1	—	—	—	—	—	—	303,224	468
Outstanding exposure as of January 1, 2021	298,841	129	1,881	—	42,941	106	—	—	—	—	—	—	343,663	235
Net change on exposures	(59,551)	(32)	(503)	13	45,249	(36)	(1)	—	—	—	—	—	(14,806)	(55)
Transfer to Stage 1	19,728	14	—	—	(19,728)	(14)	—	—	—	—	—	—	—	—
Transfer to Stage 2	(788)	(1)	(25)	—	788	1	25	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	(1)	—	—	—	—	—	—	—	—	—	—	—	(1)
Refinements to models used for calculation	—	—	—	(11)	—	—	—	—	—	—	—	—	—	(11)
Foreign exchange adjustments	19,409	12	225	2	10,262	18	2	—	—	—	—	—	29,898	32
Total	277,639	121	1,578	4	79,512	75	26	—	—	—	—	—	358,755	200

d.	Performance guarantees:

The table below shows the credit quality and the maximum exposure to credit risk based on the Bank’s internal credit rating system and year-end stage classification as of December 31, 2022 and 2021.

	As of December 31, 2022							As of December 31, 2021
	Stage 1		Stage 2		Stage 3			Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
Normal	2,535,072	50,203	6,639	1,921	—	—	2,593,835	1,718,639	45,140	572,081	307	—	—	2,336,167
Substandard	—	—	86,748	—	—	—	86,748	—	—	28,697	—	—	—	28,697
Non-complying	—	—	—	—	16,872	153	17,025	—	—	—	—	1,728	361	2,089
Total	2,535,072	50,203	93,387	1,921	16,872	153	2,697,608	1,718,639	45,140	600,778	307	1,728	361	2,366,953

An analysis of changes in the outstanding exposures and corresponding allowance for ECL during the 2022 and 2021 periods are as follows:

	Stage 1				Stage 2				Stage 3
	Individual		Group		Individual		Group		Individual		Group		Total
	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$
Outstanding exposure as of January 1, 2022	1,718,639	1,468	45,140	195	600,778	4,253	307	3	1,728	1,111	361	(1)	2,366,953	7,029
Net change on exposures	388,963	1,522	7,426	271	(48,974)	11,102	(509)	(21)	(7,440)	(5,397)	(440)	—	339,026	7,477
Transfer to Stage 1	636,908	5,730	3,371	54	(636,908)	(5,730)	(3,371)	(54)	—	—	—	—	—	—
Transfer to Stage 2	(200,555)	(103)	(5,641)	(47)	200,555	103	5,831	47	—	—	(190)	—	—	—
Transfer to Stage 3	(122)	—	(88)	(1)	(22,464)	(1,344)	(334)	(8)	22,586	1,344	422	9	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	(2,983)	—	(18)	—	457	—	62	—	6,516	—	(9)	—	4,025
Refinements to models used for calculation	—	4,742	—	346	—	918	—	12	—	(293)	—	—	—	5,725
Foreign exchange adjustments	(8,761)	(38)	(5)	(1)	400	(12)	(3)	—	(2)	—	—	—	(8,371)	(51)
Total	2,535,072	10,338	50,203	799	93,387	9,747	1,921	41	16,872	3,281	153	(1)	2,697,608	24,205
Outstanding exposure as of January 1, 2022	1,573,058	2,790	46,523	917	589,838	6,422	615	3	3,851	2,992	485	—	2,214,370	13,124
Net change on exposures	72,215	(1,284)	(716)	16	21,365	(2,636)	(882)	(47)	(1,870)	(1,491)	(344)	—	89,768	(5,442)
Transfer to Stage 1	166,106	247	3,381	84	(166,106)	(247)	(3,381)	(84)	—	—	—	—	—	—
Transfer to Stage 2	(149,250)	(277)	(3,911)	(77)	150,330	1,131	3,998	77	(1,080)	(854)	(87)	—	—	—
Transfer to Stage 3	(62)	—	(260)	(5)	(765)	(79)	(47)	(5)	827	79	307	10	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	(58)	—	(27)	—	(362)	—	67	—	374	—	(11)	—	(17)
Refinements to models used for calculation	—	(2)	—	(716)	—	(4)	—	(8)	—	11	—	—	—	(719)
Foreign exchange adjustments	56,572	52	123	3	6,116	28	4	—	—	—	—	—	62,815	83
Total	1,718,639	1,468	45,140	195	600,778	4,253	307	3	1,728	1,111	361	(1)	2,366,953	7,029

e.	Undrawn credit lines:

The table below shows the credit quality and the maximum exposure to credit risk based on the Bank’s internal credit rating system and year-end stage classification as of December 31, 2022 and 2021.

	As of December 31, 2022							As of December 31, 2021
	Stage 1		Stage 2		Stage 3			Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
Normal	1,250,186	7,857,056	855	221,940	—	—	9,330,037	1,178,448	7,130,566	133,391	180,023	13	—	8,622,441
Substandard	—	—	4,948	—	—	—	4,948	—	—	4,421	—	—	—	4,421
Non-complying	—	—	—	—	789	12,089	12,878	—	—	—	—	719	23,612	24,331
Total	1,250,186	7,857,056	5,803	221,940	789	12,089	9,347,863	1,178,448	7,130,566	137,812	180,023	732	23,612	8,651,193

An analysis of changes in the outstanding exposures and corresponding allowance for ECL during the 2022 and 2021 periods are as follows:

	Stage 1				Stage 2				Stage 3
	Individual		Group		Individual		Group		Individual		Group		Total
	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$
Outstanding exposure as of January 1, 2022	1,178,448	575	7,130,566	69,990	137,812	485	180,023	1,130	732	332	23,612	9,521	8,651,193	82,033
Net change on exposures	(59,843)	133	833,590	40,046	(44)	272	(55,356)	15	(505)	(210)	(7,677)	329	710,165	40,585
Transfer to Stage 1	148,946	306	641,127	6,856	(148,928)	(299)	(637,188)	(4,617)	(18)	(7)	(3,939)	(2,239)	—	—
Transfer to Stage 2	(16,871)	(26)	(728,386)	(9,368)	16,969	72	737,467	12,933	(98)	(46)	(9,081)	(3,565)	—	—
Transfer to Stage 3	(105)	—	(5,653)	(75)	(580)	(9)	(3,599)	(22)	685	9	9,252	97	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	(162)	—	604	—	(46)	—	(7,633)	—	139	—	1,758	—	(5,340)
Refinements to models used for calculation	—	350	—	(7,378)	—	(412)	—	(117)	—	160	—	—	—	(7,397)
Foreign exchange adjustments	(389)	1	(14,188)	(79)	574	—	593	(6)	(7)	(4)	(78)	56	(13,495)	(32)
Total	1,250,186	1,177	7,857,056	100,596	5,803	63	221,940	1,683	789	373	12,089	5,957	9,347,863	109,849
Outstanding exposure as of January 1, 2021	1,055,119	1,236	6,244,331	65,078	142,328	1,038	182,812	3,268	857	420	24,935	7,704	7,650,382	78,744
Net change on exposures	110,630	(647)	493,150	4,207	(5,814)	(598)	(32,854)	(1,345)	(446)	(219)	(4,328)	(125)	560,338	1,273
Transfer to Stage 1	21,447	28	547,431	6,216	(21,447)	(28)	(547,431)	(6,216)	—	—	—	—	—	—
Transfer to Stage 2	(20,684)	(48)	(562,964)	(6,833)	20,850	159	568,515	8,760	(166)	(111)	(5,551)	(1,927)	—	—
Transfer to Stage 3	(62)	—	(4,738)	(68)	(386)	(28)	(2,046)	(33)	448	28	6,784	101	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	(2)	—	370	—	(73)	—	(3,159)	—	192	—	1,306	—	(1,366)
Refinements to models used for calculation	—	—	—	(1,574)	—	—	—	(224)	—	1	—	2,032	—	235
Foreign exchange adjustments	11,998	8	413,356	2,594	2,281	15	11,027	79	39	21	1,772	430	440,473	3,147
Total	1,178,448	575	7,130,566	69,990	137,812	485	180,023	1,130	732	332	23,612	9,521	8,651,193	82,033

f.	Other commitments:

The table below shows the credit quality and the maximum exposure to credit risk based on the Bank’s internal credit rating system and year-end stage classification as of December 31, 2022 and 2021.

	As of December 31, 2022							As of December 31, 2021
	Stage 1		Stage 2		Stage 3			Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
Normal	72,355	—	—	—	—	—	72,355	78,951	—	—	—	—	—	78,951
Substandard	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Non-complying	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total	72,355	—	—	—	—	—	72,355	78,951	—	—	—	—	—	78,951

An analysis of changes in the outstanding exposures and corresponding allowance for ECL during the 2022 and 2021 periods are as follows:

	Stage 1				Stage 2				Stage 3
	Individual		Group		Individual		Group		Individual		Group		Total
	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$
Outstanding exposure as of January 1, 2022	78,951	30	—	—	—	—	—	—	—	—	—	—	78,951	30
Net change on exposures	(6,596)	85	—	—	—	—	—	—	—	—	—	—	(6,596)	85
Transfer to Stage 1	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Refinements to models used for calculation	—	55	—	—	—	—	—	—	—	—	—	—	—	55
Foreign exchange adjustments	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total	72,355	170	—	—	—	—	—	—	—	—	—	—	72,355	170
Outstanding exposure as of January 1, 2021	107,707	—	—	—	—	—	—	—	—	—	—	—	107,707	—
Net change on exposures	(28,756)	30	—	—	—	—	—	—	—	—	—	—	(28,756)	30
Transfer to Stage 1	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Refinements to models used for calculation	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Foreign exchange adjustments	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total	78,951	30	—	—	—	—	—	—	—	—	—	—	78,951	30